Receivables/ (Payables) to Affiliates (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Holdco
Related Party Transaction [Line Items]
Receivables/ (Payables) to Affiliates	$ (4,715)	$ (2,795)
Lanis
Related Party Transaction [Line Items]
Receivables/ (Payables) to Affiliates	$ (2,015)	$ (1,898)